Employee Future Benefits - Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2018
Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of medical cost trend rates	4.50%
Discount rate | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions
Percentage decrease in assumption	0.00%
Discount rate | Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions
Percentage decrease in assumption	0.00%
Percentage of reasonably possible increase in actuarial assumption	0.25%
Impact on defined benefit obligation, increase in assumption	(2.10%)
Impact on defined benefit obligation, decrease in assumption	2.10%
Salary growth rate | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions
Percentage decrease in assumption	0.00%
Salary growth rate | Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions
Percentage decrease in assumption	0.00%
Percentage of reasonably possible increase in actuarial assumption	0.25%
Impact on defined benefit obligation, increase in assumption	0.50%
Impact on defined benefit obligation, decrease in assumption	(0.40%)
Health care cost increase | Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions
Percentage decrease in assumption	0.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Impact on defined benefit obligation, increase in assumption	1.40%
Impact on defined benefit obligation, decrease in assumption	(1.10%)
Life expectancy | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions
Duration increase in assumption	0 years
Duration decrease in assumption	0 years
Impact on defined benefit obligation, decrease in assumption	0.00%
Life expectancy | Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of sensitivity analysis for actuarial assumptions
Duration increase in assumption	0 years
Duration decrease in assumption	0 years
Impact on defined benefit obligation, increase in assumption	0.80%
Impact on defined benefit obligation, decrease in assumption	0.00%
CANADA | Discount rate | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%
Impact on defined benefit obligation, increase in assumption	(2.80%)
Impact on defined benefit obligation, decrease in assumption	2.90%
CANADA | Salary growth rate | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%
Impact on defined benefit obligation, increase in assumption	0.30%
Impact on defined benefit obligation, decrease in assumption	(0.30%)
CANADA | Life expectancy | Defined Benefit Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions
Impact on defined benefit obligation, increase in assumption	3.00%